Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Net operating loss carryforwards	¥ 79,712	¥ 39,762
Allowance for doubtful receivables on direct financing leases and probable loan losses	26,451	25,891
Investment in securities	17,380	24,329
Other operating assets	12,760	11,369
Accrued expenses	23,727	10,456
Installment loans	7,576	16,432
Other	73,382	50,913
Deferred Tax Assets, Gross, Total	240,988	179,152
Less: valuation allowance	(28,669)	(18,831)
Deferred Tax Assets, Net of Valuation Allowance, Total	212,319	160,321
Liabilities:
Investment in direct financing leases	7,855	14,617
Investment in operating leases	86,485	72,925
Unrealized gains on investment in securities	21,624	17,200
Deferred insurance policy acquisition costs	24,212	19,311
Policy liabilities	47,641	38,831
Other intangible assets	90,727	11,204
Undistributed earnings	65,532	32,723
Prepaid benefit cost	12,540	13,475
Other	62,779	52,636
Deferred Tax Liabilities, Net, Total	419,395	272,922
Net deferred tax liability	¥ 207,076	¥ 112,601